Cash and Cash Equivalents - Reconciliation Between the Changes in Liabilities Arising from Financing Activities (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Beginning of period	₽ 481,543
Foreign exchange movement	25,775	₽ (4,237)	₽ (25,947)
End of period	463,342	481,543
Loans and Borrowings [member]
Disclosure of financial liabilities [line items]
Beginning of period	439,893	445,809	495,982
Cash flows	(52,951)	(42,480)	(70,084)
Foreign exchange movement	24,167	(3,942)	(25,303)
Other changes, including interest	7,723	40,506	45,214
End of period	418,832	439,893	445,809
Finance lease liabilities [member]
Disclosure of financial liabilities [line items]
Beginning of period	9,354	10,596	13,988
Cash flows	(3,892)	(4,801)	(5,217)
Foreign exchange movement	83	(67)	(351)
Other changes, including interest	2,748	3,626	2,176
End of period	8,293	9,354	10,596
Deferred payments for acquisition of assets [member]
Disclosure of financial liabilities [line items]
Beginning of period	1,680	1,052
Cash flows	(629)	(455)
Other changes, including interest	379	1,083	1,052
End of period	1,430	1,680	1,052
Put option of Gazprombank [member]
Disclosure of financial liabilities [line items]
Beginning of period	40,260	36,198
Cash flows			34,300
Other changes, including interest	3,796	4,062	1,898
End of period	44,056	40,260	36,198
Other current financial liabilities [member]
Disclosure of financial liabilities [line items]
Beginning of period	734
Cash flows	(442)
Changes in fair value	(292)	(81)
Other changes, including interest		815
End of period		734
Deferred consideration paid for the acquisition of subsidiaries in prior periods [member]
Disclosure of financial liabilities [line items]
Beginning of period	4,010	8,032	14,799
Cash flows	(3,968)	(3,652)	(4,732)
Foreign exchange movement	339	(370)	(2,035)
End of period	₽ 381	₽ 4,010	₽ 8,032